Supplemental Cash Flow Information - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 27, 2017 shares	Nov. 30, 2017 USD ($)	Aug. 31, 2015 USD ($) vessel shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel shares
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements				$ 319,600	$ 341,000	$ 318,100
Cash interest paid relating to interest rate swap amendments and terminations				600	8,100	10,900
Cash of Tankers Investments Ltd. upon acquisition, net of transaction costs (note 4a)				30,831	0	$ 0
Number of common stock issued (in shares) | shares			7,200,000
Number of common shares issued, noncash consideration			$ 49,300
Tanker Investments Ltd. | Teekay Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Cash of Tankers Investments Ltd. upon acquisition, net of transaction costs (note 4a)		$ 37,600
Legal fees		$ 6,800
Principal Maritime Tankers | Teekay Tankers | Suezmax
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | vessel			12
Number of vessels acquired | vessel			12			12
Aggregate purchase price			$ 661,300			$ 661,300
Aggregate purchase price, cash			$ 612,000			$ 612,000
Preferred Unitholders | Teekay Offshore
Schedule Of Supplemental Cash Flow [Line Items]
Paid-in-kind distributions				$ 12,700	$ 11,700
Class A | Tanker Investments Ltd. | Teekay Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Number of shares to be issued/exchanged (in shares) | shares	88,977,544
Class A | Principal Maritime Tankers | Teekay Tankers
Schedule Of Supplemental Cash Flow [Line Items]
Number of common stock issued (in shares) | shares						7,200,000
Number of common shares issued, noncash consideration						$ 49,300
Class A | Principal Maritime Tankers | Teekay Tankers | Suezmax
Schedule Of Supplemental Cash Flow [Line Items]
Number of common stock issued (in shares) | shares			13,600,000